Statements of Cash Flows - USD ($)	6 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Operating activities
Net income (loss)	$ (324,230)	$ (485,757)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	76,496	126,496
Depreciation	190,530	190,530
Changes in non-cash working capital balances
Other assets	2,017	511
Accounts payable	(2,539)	107,381
Accounts payable – related party		6,057
Accrued expenses	58,355	53,316
Deferred revenue		(14,400)
Cash used in operating activities	629	(10,864)
Financing activities
Payments on bank loan	(1,320)	(1,320)
Payments on related party notes		(1,048)
Proceeds from demand note payable		8,500
Proceeds from note payable – secured related party	1,000
Cash provided by financing activities	(320)	6,132
Increase (decrease) in cash and cash equivalents during the period	309	(4,732)
Cash and cash equivalents, beginning of the period	843	5,237
Cash and cash equivalents, end of the period	1,152	505
Cash paid for: Interest	1,423	1,431
Cash paid for: Income taxes